UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Manager
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     August 14, 2009
     Robert W. Medway    New York, New York     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $848,359 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARZEL INDS INC                COM              069744100      814  3377864 SH       SOLE                  3377864
COMCAST CORP NEW               CL A             20030N101    74551  5350000 SH       SOLE                  5350000
DOLLAR FINL CORP               COM              256664103    22450  1689307 SH       SOLE                  1689307
EBAY INC                       COM              278642103    79238  4800000 SH       SOLE                  4800000
GRAFTECH INTL LTD              COM              384313102    32709  3000000 SH       SOLE                  3000000
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    23027  1380361 SH       SOLE                  1380361
HEWITT ASSOCS INC              COM              42822Q100   109053  3800000 SH       SOLE                  3800000
INTEL CORP                     COM              458140100    31898  2000000 SH       SOLE                  2000000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    17309   475000 SH       SOLE                   475000
MICROSOFT CORP                 COM              594918104    66430  2900000 SH       SOLE                  2900000
NOKIA CORP                     SPONSORED ADR    654902204    28101  2000000 SH       SOLE                  2000000
PFIZER INC                     COM              717081103   125037  8650000 SH       SOLE                  8650000
REPUBLIC AWYS HLDGS INC        COM              760276105    13339  2119773 SH       SOLE                  2119773
SAFEWAY INC                    COM NEW          786514208    46136  2350000 SH       SOLE                  2350000
SEAGATE TECHNOLOGY             SHS              G7945J104    17641  1750000 SH       SOLE                  1750000
SK TELECOM LTD                 SPONSORED ADR    78440P108     8177   560041 SH       SOLE                   560041
SPDR GOLD TRUST                GOLD SHS         78463V107    15359   175000 SH       SOLE                   175000
TENET HEALTHCARE CORP          COM              88033G100    37367 13750000 SH       SOLE                 13750000
TFS FINL CORP                  COM              87240R107    51173  5000000 SH       SOLE                  5000000
TIME WARNER INC                COM NEW          887317303    48550  1999999 SH       SOLE                  1999999